COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2017
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

22.COMMITMENTS AND CONTINGENCIES

(a) Operating lease commitments

The Group has entered into lease agreements for certain hotels which it operates. Such leases are classified as operating leases.

Future minimum lease payments under non-cancellable operating lease agreements at December 31, 2017 were as follows:

Year Ending December 31,
2018	1,823,626
2019	2,539,224
2020	2,518,195
2021	2,413,641
2022	2,284,216
Thereafter	13,508,772

Total	25,087,674

(b) Purchase Commitments

As of December 31, 2017, the Group’s commitments related to leasehold improvements and installation of equipment for hotel operations was RMB160,334, which is expected to be incurred within one year.

(c) Contingencies

The Group is subject to periodic legal or administrative proceedings in the ordinary course of our business. As of December 31, 2016, the Group had several cases outstanding, including lease contract terminations and disputes, and construction contract disputes. The Group believed it is probable that settlement liabilities will be involved, and therefore accrued contingencies of RMB66,234 in other operating expense based on the terms of contract, laws and regulations and latest negotiation result. For the year ended December 31, 2017, the Group had settled several cases and undergoes new cases. Therefore, the Group reversed contingencies of RMB35,969 and further accrued RMB10,719 based on latest negotiation or arbitration result with the remaining accrued contingencies of RMB40,984. The Group does not believe that any other currently pending legal or administrative proceeding to which the Group is a party will have a material adverse effect on the financial statements.